Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Future Minimum Lease Payments Under Non-cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases are as follows:

	2018 $m	2017 $m
Due within one year	56	56
One to two years	54	46
Two to three years	67	45
Three to four years	35	60
Four to five years	31	30
More than five years	266	297

	509	534